Warrants (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 08, 2018	Apr. 27, 2018	Dec. 31, 2017
Warrants (Textual)
Common stock issued	12,750,307			5,833,333
Fair value of warrants issued	$ 203,615
Warrants [Member]
Warrants (Textual)
Common stock issued		79,449	212,665
Fair value of warrants issued	$ 203,615
Fair value of expected stock price volatility	44.50%
Fair value of risk-free interest rate	2.86%
Fair value of expected life term	6 years
Weighted-average exercise price	$ 1.50